Payden Corporate Bond Fund

Schedule of Investments
- Julyl 31, 2025 (Unaudited)
Principal
or Shares Security Description
Value
(000)
Asset Backed (2%
)
1,350,000 CyrusOne Data Centers Issuer I LLC 2024-2A
144A , 4.50% , 5/20/49 (a) $ 1,313
875,250 Domino's Pizza Master Issuer LLC 2021-1A
144A , 2.66% , 4/25/51 (a) 818
1,526,033 KREF Ltd. 2022-FL3 144A , ( 1 mo. Term
Secured Overnight Financing Rate + 1.450% ) ,
5.80% , 2/17/39 (a) (b) 1,529
1,838,250 Planet Fitness Master Issuer LLC 2022-1A 144A ,
3.25% , 12/05/51 (a) 1,791
2,350,000 VB-S1 Issuer LLC-VBTEL 2022-1A 144A ,
4.29% , 2/15/52 (a) 2,238
1,464,000 Zaxbys Funding LLC 2021-1A, 144A , 3.24% ,
7/30/51 (a) 1,365
Total Asset Backed (Cost - $9,278)
9,054
Bank Loan(c) (0%
)
114,741 DirectV Financing LLC Term Loan NON-EXT
1L , ( 3 mo. Term Secured Overnight Financing
Rate + 5.000% ) , 9.57% , 8/02/27 115
130,000 Lackawanna Energy Center LLC Term Loan 1L ,
( 1 mo. Term Secured Overnight Financing Rate
+ 3.000% ) , 3.00% , 7/23/32 131
Total Bank Loan (Cost - $243)
246
Corporate Bond (89%
)
Automotive  (3%)
1,280,000 American Honda Finance Corp. , 5.15% , 7/09/32 1,294
1,800,000 Ford Motor Credit Co. LLC , 2.90% , 2/16/28 1,690
2,000,000 Ford Motor Credit Co. LLC , 6.05% , 3/05/31 2,006
1,225,000 General Motors Co. , 5.40% , 4/01/48 (d) 1,084
1,200,000 General Motors Co. , 6.75% , 4/01/46 1,252
1,700,000 Hyundai Capital America 144A , 1.80% ,
10/15/25 (a) 1,689
3,275,000 Nissan Motor Co. Ltd. 144A , 4.35% , 9/17/27 (a) 3,197
1,185,000 Volkswagen Group of America Finance LLC
144A , 5.70% , 9/12/26 (a) 1,196
13,408
Banking  (17%)
1,025,000 AIB Group PLC 144A , ( U.S. Secured
Overnight Financing Rate + 1.650% ) , 5.32% ,
5/15/31 (a) (b) 1,043
1,585,000 Bank of America Corp. N , ( U.S. Secured
Overnight Financing Rate + 1.220% ) , 2.65% ,
3/11/32 (b) 1,421
1,350,000 Bank of America Corp. , ( 3 mo. Term Secured
Overnight Financing Rate + 1.774% ) , 3.71% ,
4/24/28 (b) 1,332
1,800,000 Bank of America Corp. , ( U.S. Secured Overnight
Financing Rate + 1.000% ) , 5.16% , 1/24/31 (b) 1,842
1,000,000 Bank of America Corp. , ( U.S. Secured Overnight
Financing Rate + 1.913% ) , 5.43% , 8/15/35 (b) 1,002
1,875,000 Bank of America Corp. , ( U.S. Secured Overnight
Financing Rate + 1.650% ) , 5.47% , 1/23/35 (b) 1,925
1,150,000 Barclays PLC , ( 1 yr. US Treasury Yield Curve
Rate T Note Constant Maturity + 1.050% ) ,
2.28% , 11/24/27 (b) 1,116
1,300,000 BNP Paribas SA 144A , ( U.S. Secured
Overnight Financing Rate + 1.880% ) , 5.74% ,
2/20/35 (a) (b) (d) 1,346
820,000 BNP Paribas SA 144A , ( 5 yr. US Treasury
Yield Curve Rate T Note Constant Maturity +
3.134% ) , 7.45% (a) (b) (e) 837
Principal
or Shares Security Description
Value
(000)
1,675,000 BPCE SA 144A , ( U.S. Secured Overnight
Financing Rate + 1.850% ) , 5.94% ,
5/30/35 (a) (b) $ 1,719
2,005,000 CaixaBank SA 144A , ( U.S. Secured Overnight
Financing Rate + 1.140% ) , 4.63% ,
7/03/29 (a) (b) 2,002
1,150,000 Citigroup Inc. , ( U.S. Secured Overnight
Financing Rate + 1.830% ) , 6.02% , 1/24/36 (b) 1,179
1,705,000 Credit Agricole SA 144A , ( U.S. Secured
Overnight Financing Rate + 1.740% ) , 5.86% ,
1/09/36 (a) (b) 1,764
1,025,000 Danske Bank A/S 144A , ( 1 yr. US Treasury
Yield Curve Rate T Note Constant Maturity +
1.400% ) , 5.71% , 3/01/30 (a) (b) 1,061
1,175,000 Deutsche Bank AG , ( U.S. Secured Overnight
Financing Rate + 3.180% ) , 6.72% , 1/18/29 (b) 1,231
470,000 Fifth Third Bancorp , ( U.S. Secured Overnight
Financing Rate + 1.840% ) , 5.63% , 1/29/32 (b) 487
900,000 Fifth Third Bancorp , ( U.S. Secured Overnight
Financing Rate + 2.340% ) , 6.34% , 7/27/29 (b) 946
1,300,000 Goldman Sachs Group Inc. , ( U.S. Secured
Overnight Financing Rate + 1.248% ) , 2.38% ,
7/21/32 (b) 1,136
2,000,000 Goldman Sachs Group Inc. , ( U.S. Secured
Overnight Financing Rate + 1.264% ) , 2.65% ,
10/21/32 (b) 1,762
2,425,000 Goldman Sachs Group Inc. , ( U.S. Secured
Overnight Financing Rate + 1.420% ) , 5.02% ,
10/23/35 (b) 2,393
775,000 Goldman Sachs Group Inc. , ( U.S. Secured
Overnight Financing Rate + 1.552% ) , 5.85% ,
4/25/35 (b) 812
950,000 Huntington Bancshares Inc. , ( Secured Overnight
Financing Rate + 1.870% ) , 5.71% , 2/02/35 (b) 972
700,000 Huntington National Bank , ( Secured Overnight
Financing Rate + 1.650% ) , 4.55% , 5/17/28 (b) 701
850,000 ING Groep NV , ( U.S. Secured Overnight
Financing Rate + 1.610% ) , 5.53% , 3/25/36 (b) 867
915,000 JPMorgan Chase & Co. , ( 3 mo. Term Secured
Overnight Financing Rate + 2.460% ) , 3.11% ,
4/22/41 (b) 700
910,000 JPMorgan Chase & Co. , ( U.S. Secured Overnight
Financing Rate + 2.440% ) , 3.11% , 4/22/51 (b) 611
640,000 JPMorgan Chase & Co. , ( U.S. Secured Overnight
Financing Rate + 0.860% ) , 4.51% , 10/22/28 (b) 641
1,370,000 JPMorgan Chase & Co. , ( U.S. Secured Overnight
Financing Rate + 1.040% ) , 4.60% , 10/22/30 (b) 1,373
1,700,000 JPMorgan Chase & Co. , ( U.S. Secured Overnight
Financing Rate + 1.845% ) , 5.35% , 6/01/34 (b) 1,745
950,000 JPMorgan Chase & Co. , ( U.S. Secured Overnight
Financing Rate + 1.315% ) , 5.50% , 1/24/36 (b) 975
950,000 JPMorgan Chase & Co. , ( U.S. Secured Overnight
Financing Rate + 1.635% ) , 5.58% , 7/23/36 (b) 965
1,210,000 JPMorgan Chase & Co. , ( U.S. Secured Overnight
Financing Rate + 1.490% ) , 5.77% , 4/22/35 (b) 1,270
700,000 JPMorgan Chase & Co. , ( U.S. Secured Overnight
Financing Rate + 1.810% ) , 6.25% , 10/23/34 (b) 760
1,025,000 KeyBank N.A. , 5.00% , 1/26/33 1,015
1,225,000 Lloyds Banking Group PLC , ( 1 yr. US Treasury
Yield Curve Rate T Note Constant Maturity +
1.480% ) , 5.99% , 8/07/27 (b) 1,241

Payden Mutual Funds
Payden Corporate Bond Fund
continued
Principal
or Shares Security Description
Value
(000)
1,010,000 Lloyds Banking Group PLC , ( 1 yr. US Treasury
Yield Curve Rate T Note Constant Maturity +
1.600% ) , 6.07% , 6/13/36 (b) $ 1,034
870,000 M&T Bank Corp. , ( U.S. Secured Overnight
Financing Rate + 1.400% ) , 5.18% , 7/08/31 (b) 880
1,200,000 M&T Bank Corp. , ( U.S. Secured Overnight
Financing Rate + 2.800% ) , 7.41% , 10/30/29 (b) 1,299
1,150,000 Mizuho Financial Group Inc. , ( 1 yr. US Treasury
Yield Curve Rate T Note Constant Maturity +
0.920% ) , 4.71% , 7/08/31 (b) 1,148
1,025,000 Morgan Stanley , ( U.S. Secured Overnight
Financing Rate + 1.020% ) , 1.93% , 4/28/32 (b) 879
1,325,000 Morgan Stanley , ( U.S. Secured Overnight
Financing Rate + 1.555% ) , 5.32% , 7/19/35 (b) 1,342
800,000 Morgan Stanley , ( U.S. Secured Overnight
Financing Rate + 1.730% ) , 5.47% , 1/18/35 (b) 820
1,425,000 Morgan Stanley , ( 5 yr. US Treasury Yield Curve
Rate T Note Constant Maturity + 2.430% ) ,
5.95% , 1/19/38 (b) 1,471
600,000 NatWest Group PLC , ( 1 yr. US Treasury Yield
Curve Rate T Note Constant Maturity +
0.900% ) , 1.64% , 6/14/27 (b) 585
355,000 NatWest Group PLC , ( 1 yr. US Treasury Yield
Curve Rate T Note Constant Maturity +
1.350% ) , 5.85% , 3/02/27 (b) 357
970,000 Old National Bank/Evansville IN , 5.88% ,
9/29/26 976
1,430,000 PNC Financial Services Group Inc. , ( U.S. Secured
Overnight Financing Rate + 1.259% ) , 4.81% ,
10/21/32 (b) 1,429
1,150,000 PNC Financial Services Group Inc. , ( Secured
Overnight Financing Rate + 2.140% ) , 6.04% ,
10/28/33 (b) 1,223
1,175,000 Royal Bank of Canada , ( Secured Overnight
Financing Rate + 1.080% ) , 4.65% , 10/18/30 (b) 1,176
450,000 Santander Holdings USA Inc. , 3.24% , 10/05/26 443
1,300,000 Santander Holdings USA Inc. , ( U.S. Secured
Overnight Financing Rate + 2.138% ) , 6.34% ,
5/31/35 (b) 1,368
1,375,000 Sumitomo Mitsui Financial Group Inc. , ( U.S.
Secured Overnight Financing Rate + 1.780% ) ,
5.80% , 7/08/46 (b) 1,366
1,275,000 Truist Bank , ( U.S. Secured Overnight Financing
Rate + 0.590% ) , 4.67% , 5/20/27 (b) 1,275
900,000 Truist Financial Corp. , ( U.S. Secured Overnight
Financing Rate + 1.309% ) , 5.07% , 5/20/31 (b) 913
1,025,000 Truist Financial Corp. , ( U.S. Secured Overnight
Financing Rate + 1.571% ) , 5.15% , 8/05/32 (b) 1,043
1,440,000 U.S. Bancorp , ( U.S. Secured Overnight Financing
Rate + 1.230% ) , 4.65% , 2/01/29 (b) 1,447
1,000,000 Wachovia Corp. , 5.50% , 8/01/35 1,018
1,500,000 Wells Fargo & Co. , ( 3 mo. Term Secured
Overnight Financing Rate + 1.262% ) , 2.57% ,
2/11/31 (b) 1,376
875,000 Wells Fargo & Co. , ( U.S. Secured Overnight
Financing Rate + 1.110% ) , 5.24% , 1/24/31 (b) 896
765,000 Westpac Banking Corp. , ( 1 yr. US Treasury
Yield Curve Rate T Note Constant Maturity +
1.200% ) , 5.62% , 11/20/35 (b) 772
68,728
Basic Industry  (5%)
1,440,000 Amrize Finance U.S. LLC 144A , 4.95% ,
4/07/30 (a) 1,455
Principal
or Shares Security Description
Value
(000)
525,000 Anglo American Capital PLC 144A , 5.50% ,
5/02/33 (a) $ 536
1,075,000 Anglo American Capital PLC 144A , 5.75% ,
4/05/34 (a) (d) 1,111
635,000 ArcelorMittal SA , 6.00% , 6/17/34 (d) 665
1,375,000 BHP Billiton Finance USA Ltd. , 5.13% , 2/21/32 1,409
975,000 Braskem Netherlands Finance BV 144A , 7.25% ,
2/13/33 (a) (d) 696
960,000 Burlington Northern Santa Fe LLC , 5.80% ,
3/15/56 977
1,000,000 CIMIC Finance USA Pty Ltd. 144A , 7.00% ,
3/25/34 (a) 1,064
800,000 Glencore Funding LLC 144A , 5.89% ,
4/04/54 (a) (d) 787
1,100,000 Lockheed Martin Corp. , 5.20% , 2/15/64 1,002
785,000 Nature Conservancy A , 3.96% , 3/01/52 605
1,470,000 Norfolk Southern Corp. , 5.35% , 8/01/54 (d) 1,401
1,285,000 Northrop Grumman Corp. , 4.65% , 7/15/30 1,294
825,000 Regal Rexnord Corp. , 6.05% , 4/15/28 850
825,000 Regal Rexnord Corp. , 6.40% , 4/15/33 872
1,725,000 RTX Corp. , 4.63% , 11/16/48 1,484
1,755,000 Siemens Funding BV 144A , 5.20% , 5/28/35 (a) 1,798
1,050,000 Union Pacific Corp. , 4.95% , 5/15/53 946
18,952
Consumer Goods  (3%)
740,000 Anheuser-Busch InBev Worldwide Inc. , 8.00% ,
11/15/39 932
1,320,000 Coca-Cola Co. , 2.60% , 6/01/50 814
329,000 Coty Inc./HFC Prestige Products Inc./HFC
Prestige International U.S. LLC 144A , 6.63% ,
7/15/30 (a) 338
1,050,000 J M Smucker Co. , 6.50% , 11/15/43 1,117
1,150,000 JDE Peet's NV 144A , 1.38% , 1/15/27 (a) 1,094
1,545,000 Mars Inc. 144A , 5.00% , 3/01/32 (a) 1,560
1,425,000 Mars Inc. 144A , 5.20% , 3/01/35 (a) 1,433
1,850,000 NIKE Inc. , 3.38% , 3/27/50 1,307
1,025,000 Under Armour Inc. 144A , 7.25% , 7/15/30 (a) 1,048
9,643
Energy  (5%)
925,000 Antero Resources Corp. 144A , 5.38% ,
3/01/30 (a) 922
1,055,000 Ascent Resources Utica Holdings LLC/ARU
Finance Corp. 144A , 6.63% , 7/15/33 (a) 1,071
1,500,000 Diamondback Energy Inc. , 3.13% , 3/24/31 1,372
1,300,000 Energy Transfer LP , 5.20% , 4/01/30 1,325
1,475,000 EOG Resources Inc. , 5.00% , 7/15/32 1,487
1,825,000 EQT Corp. 144A , 6.38% , 4/01/29 (a) 1,880
855,000 Florida Gas Transmission Co. LLC 144A , 5.75% ,
7/15/35 (a) 873
1,260,000 Gulfstream Natural Gas System LLC 144A ,
5.60% , 7/23/35 (a) 1,268
750,000 Kinder Morgan Energy Partners LP , 6.55% ,
9/15/40 795
410,000 Parsley Energy LLC/Parsley Finance Corp. 144A ,
4.13% , 2/15/28 (a) 403
1,400,000 Petroleos Mexicanos , 6.70% , 2/16/32 1,335
1,050,000 Saudi Arabian Oil Co. 144A , 5.75% , 7/17/54 (a) 989
1,675,000 Southwestern Energy Co. , 4.75% , 2/01/32 1,628
815,000 Venture Global Plaquemines LNG LLC 144A ,
6.50% , 1/15/34 (a) 839
1,100,000 Vermilion Energy Inc. 144A , 6.88% , 5/01/30 (a) 1,068
1,300,000 Viper Energy Partners LLC , 5.70% , 8/01/35 1,293
345,000 Whistler Pipeline LLC 144A , 5.40% , 9/30/29 (a) 350

Principal
or Shares Security Description
Value
(000)
480,000 Williams Cos. Inc. , 8.75% , 3/15/32 $ 577
19,475
Financial  (12%)
1,400,000 Ally Financial Inc. , ( U.S. Secured Overnight
Financing Rate + 2.820% ) , 6.85% , 1/03/30 (b) 1,476
925,000 American Express Co. , ( U.S. Secured Overnight
Financing Rate + 1.790% ) , 5.67% , 4/25/36 (b) 960
1,851,000 American Express Co. , 8.15% , 3/19/38 2,349
985,000 Apollo Global Management Inc. , 5.80% , 5/21/54 979
1,300,000 ASB Bank Ltd. 144A , ( 5 yr. US Treasury
Yield Curve Rate T Note Constant Maturity +
2.250% ) , 5.28% , 6/17/32 (a) (b) 1,305
1,100,000 Ashtead Capital Inc. 144A , 5.50% , 8/11/32 (a) 1,115
1,600,000 Aviation Capital Group LLC 144A , 5.13% ,
4/10/30 (a) 1,612
2,400,000 Banco Santander SA , 2.75% , 12/03/30 2,137
1,250,000 Blackstone Private Credit Fund , 2.63% ,
12/15/26 1,209
605,000 Blackstone Secured Lending Fund , 2.75% ,
9/16/26 590
1,675,000 Blackstone Secured Lending Fund , 5.30% ,
6/30/30 1,667
931,000 Blue Owl Capital Corp. , 2.63% , 1/15/27 898
1,275,000 Blue Owl Credit Income Corp. , 7.75% , 9/16/27 1,333
1,350,000 Blue Owl Finance LLC , 6.25% , 4/18/34 1,391
915,000 Capital One Financial Corp. , ( U.S. Secured
Overnight Financing Rate + 2.080% ) , 5.47% ,
2/01/29 (b) 935
1,000,000 Citadel Finance LLC 144A , 5.90% , 2/10/30 (a) 1,005
2,300,000 Citigroup Inc. , ( U.S. Secured Overnight
Financing Rate + 2.107% ) , 2.57% , 6/03/31 (b) 2,086
1,430,000 Citigroup Inc. , ( U.S. Secured Overnight
Financing Rate + 1.351% ) , 3.06% , 1/25/33 (b) 1,281
1,000,000 Citigroup Inc. , 4.45% , 9/29/27 997
1,400,000 Citigroup Inc. , ( U.S. Secured Overnight
Financing Rate + 1.447% ) , 5.45% , 6/11/35 (b) 1,429
900,000 Citigroup Inc. , ( U.S. Secured Overnight
Financing Rate + 1.746% ) , 5.61% , 3/04/56 (b) 879
875,000 Enact Holdings Inc. , 6.25% , 5/28/29 905
425,000 Fortress Intermediate 3 Inc. 144A , 7.50% ,
6/01/31 (a) 447
800,000 Franklin BSP Capital Corp. , 7.20% , 6/15/29 831
650,000 goeasy Ltd. 144A , 7.63% , 7/01/29 (a) 670
1,850,000 Goldman Sachs Group Inc. , ( U.S. Secured
Overnight Financing Rate + 1.696% ) , 5.73% ,
1/28/56 (b) 1,859
945,000 HPS Corporate Lending Fund 144A , 5.30% ,
6/05/27 (a) 945
925,000 HPS Corporate Lending Fund , 5.45% ,
1/14/28 (d) 927
1,100,000 HSBC Holdings PLC , ( U.S. Secured Overnight
Financing Rate + 1.460% ) , 5.55% , 3/04/30 (b) 1,132
2,850,000 HSBC Holdings PLC , ( U.S. Secured Overnight
Financing Rate + 3.350% ) , 7.39% , 11/03/28 (b) 3,016
1,092,000 Icahn Enterprises LP/Icahn Enterprises Finance
Corp. , 6.25% , 5/15/26 1,086
1,155,000 Low Income Investment Fund 2019 , 3.71% ,
7/01/29 1,091
1,150,000 Main Street Capital Corp. , 6.50% , 6/04/27 (d) 1,174
620,000 Mastercard Inc. , 3.85% , 3/26/50 483
1,625,000 NTT Finance Corp. 144A , 5.17% , 7/16/32 (a) 1,640
550,000 Nuveen LLC 144A , 5.85% , 4/15/34 (a) 571
Principal
or Shares Security Description
Value
(000)
1,380,000 OneMain Finance Corp. , 6.13% , 5/15/30 $ 1,383
1,300,000 PayPal Holdings Inc. , 3.25% , 6/01/50 890
1,025,000 Synchrony Financial , ( U.S. Secured Overnight
Financing Rate + 2.070% ) , 6.00% , 7/29/36 (b) 1,029
570,000 Synchrony Financial , 7.25% , 2/02/33 599
48,311
Healthcare  (5%)
1,350,000 AbbVie Inc. , 4.85% , 6/15/44 1,237
1,620,000 Amgen Inc. , 3.15% , 2/21/40 1,243
1,000,000 Amgen Inc. , 5.60% , 3/02/43 988
1,625,000 Bristol-Myers Squibb Co. , 4.25% , 10/26/49 1,304
895,000 Cigna Group , 4.90% , 12/15/48 774
1,850,000 CVS Health Corp. , 5.30% , 12/05/43 1,677
740,000 Dignity Health , 4.50% , 11/01/42 624
950,000 Eli Lilly & Co. , 4.88% , 2/27/53 860
1,180,000 HCA Inc. , 5.90% , 6/01/53 1,132
750,000 Humana Inc. , 5.50% , 3/15/53 672
1,350,000 Icon Investments Six DAC , 6.00% , 5/08/34 1,382
550,000 Jazz Securities DAC 144A , 4.38% , 1/15/29 (a) 533
1,450,000 Johnson & Johnson , 4.85% , 3/01/32 1,484
1,300,000 Merck & Co. Inc. , 2.35% , 6/24/40 906
390,000 Molina Healthcare Inc. 144A , 4.38% , 6/15/28 (a) 374
950,000 Roche Holdings Inc. 144A , 5.22% , 3/08/54 (a) 913
1,150,000 Takeda Pharmaceutical Co. Ltd. , 5.65% , 7/05/44 1,139
420,000 Teva Pharmaceutical Finance Netherlands III BV ,
4.10% , 10/01/46 299
1,820,000 Viatris Inc. , 4.00% , 6/22/50 1,197
18,738
Insurance  (6%)
725,000 AIA Group Ltd. 144A , 5.38% , 4/05/34 (a) 740
1,275,000 Arthur J Gallagher & Co. , 5.55% , 2/15/55 1,204
915,000 Athene Global Funding 144A , 5.52% ,
3/25/27 (a) 928
1,175,000 Athene Holding Ltd. , 6.25% , 4/01/54 1,161
1,700,000 Augustar Life Insurance Co. 144A , 6.88% ,
6/15/42 (a) 1,550
600,000 Beacon Funding Trust 144A , 6.27% , 8/15/54 (a) 594
1,535,000 Brown & Brown Inc. , 5.55% , 6/23/35 1,552
1,020,000 F&G Annuities & Life Inc. , 6.50% , 6/04/29 1,051
1,150,000 Fairfax Financial Holdings Ltd. , 6.35% , 3/22/54 1,160
1,400,000 First American Financial Corp. , 2.40% , 8/15/31 1,200
450,000 Global Atlantic Fin Co. 144A , 6.75% ,
3/15/54 (a) 464
725,000 Nationwide Financial Services Inc. 144A , 5.30% ,
11/18/44 (a) (d) 666
1,731,000 Nationwide Mutual Insurance Co. 144A , 9.38% ,
8/15/39 (a) 2,287
500,000 New York Life Insurance Co. 144A , 6.75% ,
11/15/39 (a) 557
1,510,000 Northwestern Mutual Life Insurance Co. 144A ,
6.17% , 5/29/55 (a) 1,577
450,000 Pacific Life Insurance Co. 144A , 9.25% ,
6/15/39 (a) 605
675,000 Prudential Financial Inc. , ( 5 yr. US Treasury
Yield Curve Rate T Note Constant Maturity +
2.404% ) , 6.50% , 3/15/54 (b) 703
1,050,000 Symetra Life Insurance Co. 144A , 6.55% ,
10/01/55 (a) 1,073
550,000 Teachers Insurance & Annuity Association of
America 144A , 4.90% , 9/15/44 (a) 494
2,000,000 Teachers Insurance & Annuity Association of
America 144A , 6.85% , 12/16/39 (a) 2,240

Payden Mutual Funds
Payden Corporate Bond Fund
continued
Principal
or Shares Security Description
Value
(000)
1,310,000 Unum Group , 6.00% , 6/15/54 $ 1,277
23,083
Leisure  (2%)
1,100,000 Choice Hotels International Inc. , 5.85% , 8/01/34 1,109
835,000 Flutter Treasury DAC 144A , 6.38% , 4/29/29 (a) 859
1,150,000 Hyatt Hotels Corp. , 5.75% , 3/30/32 1,180
1,255,000 Marriott International Inc. , 5.50% , 4/15/37 1,254
500,000 Mattel Inc. 144A , 3.38% , 4/01/26 (a) 494
1,089,000 Warnermedia Holdings Inc. , 4.28% , 3/15/32 915
190,000 Warnermedia Holdings Inc. , 5.14% , 3/15/52 117
5,928
Media  (2%)
1,820,000 Charter Communications Operating LLC/Charter
Communications Operating Capital , 3.50% ,
6/01/41 1,297
1,275,000 Charter Communications Operating LLC/Charter
Communications Operating Capital , 6.55% ,
6/01/34 1,345
1,110,000 Comcast Corp. , 2.89% , 11/01/51 667
900,000 Comcast Corp. , 5.35% , 5/15/53 827
1,365,000 Paramount Global , 5.85% , 9/01/43 1,213
1,450,000 Time Warner Cable LLC , 6.75% , 6/15/39 1,487
6,836
Real Estate  (4%)
1,400,000 American Homes 4 Rent LP , 5.25% , 3/15/35 1,390
950,000 Brixmor Operating Partnership LP , 5.20% ,
4/01/32 961
1,050,000 DOC DR LLC , 2.63% , 11/01/31 922
760,000 Extra Space Storage LP , 5.40% , 2/01/34 770
1,025,000 First Industrial LP , 5.25% , 1/15/31 1,032
1,070,000 Meritage Homes Corp. , 5.65% , 3/15/35 1,067
1,175,000 NNN REIT Inc. , 5.50% , 6/15/34 1,199
1,375,000 Prologis Targeted U.S. Logistics Fund LP 144A ,
5.25% , 1/15/35 (a) 1,383
1,875,000 Rexford Industrial Realty LP , 2.13% , 12/01/30 1,629
875,000 Simon Property Group LP , 6.65% , 1/15/54 967
1,110,000 Starwood Property Trust Inc. 144A , 6.50% ,
7/01/30 (a) 1,143
1,650,000 Ventas Realty LP , 5.00% , 1/15/35 1,617
1,540,000 VICI Properties LP / VICI Note Co. Inc. 144A ,
4.25% , 12/01/26 (a) 1,528
770,000 WEA Finance LLC 144A , 4.13% , 9/20/28 (a) 755
980,000 WEA Finance LLC 144A , 4.63% , 9/20/48 (a) 775
17,138
Retail  (2%)
865,000 Bath & Body Works Inc. , 6.88% , 11/01/35 892
2,000,000 Home Depot Inc. , 4.50% , 12/06/48 1,709
1,325,000 Lowe's Cos. Inc. , 5.13% , 4/15/50 (d) 1,182
875,000 Target Corp. , 4.50% , 9/15/32 (d) 869
1,400,000 Walmart Inc. , 4.50% , 9/09/52 1,218
1,355,000 Walmart Inc. , 4.50% , 4/15/53 1,178
7,048
Service  (1%)
2,185,000 American University 2019 , 3.67% , 4/01/49 1,623
1,850,000 California Institute of Technology , 3.65% ,
9/01/19 1,162
1,150,000 Ford Foundation 2020 , 2.82% , 6/01/70 635
1,540,000 Georgetown University B , 4.32% , 4/01/49 1,281
Principal
or Shares Security Description
Value
(000)
1,180,000 President and Fellows of Harvard College ,
2.52% , 10/15/50 (d) $ 711
5,412
Technology  (7%)
1,305,000 Apple Inc. , 2.65% , 5/11/50 813
1,200,000 Apple Inc. , 3.95% , 8/08/52 951
1,475,000 Broadcom Inc. , 4.35% , 2/15/30 1,465
920,000 Broadcom Inc. , 4.90% , 7/15/32 923
1,325,000 Broadcom Inc. , 5.15% , 11/15/31 1,358
750,000 CDW LLC/CDW Finance Corp. , 5.55% , 8/22/34 756
710,000 Concentrix Corp. , 6.65% , 8/02/26 722
1,175,000 CoreWeave Inc. 144A , 9.00% , 2/01/31 (a) 1,171
1,455,000 Fiserv Inc. , 5.38% , 8/21/28 1,491
1,675,000 Foundry JV Holdco LLC 144A , 6.25% ,
1/25/35 (a) 1,747
1,675,000 Hewlett Packard Enterprise Co. , 5.60% ,
10/15/54 1,541
1,300,000 Intel Corp. , 4.10% , 5/19/46 952
1,025,000 Marvell Technology Inc. , 4.75% , 7/15/30 1,026
875,000 Microchip Technology Inc. , 4.90% , 3/15/28 882
1,130,000 Micron Technology Inc. , 5.30% , 1/15/31 1,154
2,800,000 Microsoft Corp. , 2.53% , 6/01/50 1,724
1,155,000 NetApp Inc. , 5.50% , 3/17/32 1,187
1,350,000 NXP BV/NXP Funding LLC/NXP USA Inc. ,
4.30% , 6/18/29 1,336
320,000 Open Text Holdings Inc. 144A , 4.13% ,
12/01/31 (a) 291
1,493,000 Oracle Corp. , 4.13% , 5/15/45 1,175
995,000 Oracle Corp. , 5.25% , 2/03/32 1,016
1,000,000 Oracle Corp. , 6.50% , 4/15/38 1,078
1,250,000 Synopsys Inc. , 4.85% , 4/01/30 1,265
1,175,000 Synopsys Inc. , 5.70% , 4/01/55 1,160
27,184
Telecommunication  (6%)
1,575,000 Alphabet Inc. , 2.05% , 8/15/50 870
1,750,000 Amazon.com Inc. , 3.10% , 5/12/51 1,177
1,859,000 AT&T Inc. , 3.50% , 9/15/53 1,253
2,800,000 AT&T Inc. , 3.65% , 9/15/59 1,864
830,000 AT&T Inc. , 4.70% , 8/15/30 837
1,760,000 British Telecommunications PLC 144A , 4.25% ,
11/08/49 (a) 1,376
1,100,000 Cisco Systems Inc. , 4.75% , 2/24/30 1,119
1,500,000 Deutsche Telekom International Finance BV ,
8.75% , 6/15/30 1,760
1,110,000 Go Daddy Operating Co LLC/GD Finance Co.
Inc. 144A , 3.50% , 3/01/29 (a) 1,043
1,115,000 Juniper Networks Inc. , 2.00% , 12/10/30 967
1,260,000 Motorola Solutions Inc. , 5.20% , 8/15/32 1,277
1,475,000 Orange SA , 9.00% , 3/01/31 1,781
1,550,000 Rogers Communications Inc. , 5.45% , 10/01/43 1,457
850,000 Rogers Communications Inc. , ( 5 yr. US Treasury
Yield Curve Rate T Note Constant Maturity +
2.620% ) , 7.13% , 4/15/55 (b) 870
1,375,000 SoftBank Corp. 144A , 5.33% , 7/09/35 (a) 1,360
1,450,000 Stagwell Global LLC 144A , 5.63% , 8/15/29 (a) 1,397
1,967,000 Verizon Communications Inc. , 2.36% , 3/15/32 1,692
825,000 Vodafone Group PLC , 5.75% , 6/28/54 788
22,888
Transportation  (1%)
1,325,000 American Airlines Inc./AAdvantage Loyalty IP
Ltd. 144A , 5.75% , 4/20/29 (a) 1,325

Principal
or Shares Security Description
Value
(000)
1,082,136 American Airlines Pass-Through Trust 2019-1,
A , 3.50% , 2/15/32 $ 975
975,000 Delta Air Lines Inc./SkyMiles IP Ltd. 144A ,
4.75% , 10/20/28 (a) 976
3,276
Utility  (8%)
1,350,000 Algonquin Power & Utilities Corp. , 5.37% ,
6/15/26 1,357
1,050,000 Basin Electric Power Cooperative 144A , 4.75% ,
4/26/47 (a) 908
800,000 Boston Gas Co. 144A , 6.12% , 7/20/53 (a) 800
1,265,000 Brooklyn Union Gas Co. 144A , 6.42% ,
7/18/54 (a) 1,301
1,115,000 Consolidated Edison Co. of New York Inc. ,
5.50% , 3/15/55 1,080
1,050,000 Dominion Energy South Carolina Inc. , 6.25% ,
10/15/53 1,132
819,000 DTE Energy Co. C , 3.40% , 6/15/29 784
1,000,000 Duke Energy Corp. , 5.45% , 6/15/34 (d) 1,026
2,250,000 Duke Energy Florida LLC , 5.95% , 11/15/52 2,317
1,000,000 Enel Finance International NV 144A , 5.13% ,
6/26/29 (a) 1,016
925,000 Engie SA 144A , 5.88% , 4/10/54 (a) 928
1,200,000 Entergy Louisiana LLC , 5.35% , 3/15/34 1,225
1,300,000 Exelon Corp. , 5.15% , 3/15/29 1,330
1,825,000 Indiana Michigan Power Co. , 5.63% , 4/01/53 1,796
900,000 Indianapolis Power & Light Co. 144A , 5.70% ,
4/01/54 (a) 882
625,000 Interstate Power and Light Co. , 5.45% , 9/30/54 596
1,000,000 Interstate Power and Light Co. , 5.60% , 6/29/35 1,027
660,000 KeySpan Gas East Corp. 144A , 5.82% ,
4/01/41 (a) 637
1,675,000 Narragansett Electric Co. 144A , 5.35% ,
5/01/34 (a) 1,699
1,350,000 National Fuel Gas Co. , 5.50% , 3/15/30 1,385
610,000 Nevada Power Co. , 6.00% , 3/15/54 614
975,000 NextEra Energy Capital Holdings Inc. , 5.55% ,
3/15/54 929
1,000,000 NiSource Inc. , 5.65% , 2/01/45 969
900,000 Northern States Power Co. , 5.10% , 5/15/53 836
1,450,000 RWE Finance U.S. LLC 144A , 5.88% ,
4/16/34 (a) 1,500
850,000 Snam SpA 144A , 5.75% , 5/28/35 (a) 872
1,400,000 Southern Co. , 4.40% , 7/01/46 1,164
941,000 System Energy Resources Inc. , 6.00% , 4/15/28 975
585,000 Tucson Electric Power Co. , 5.50% , 4/15/53 551
1,275,000 Union Electric Co. , 5.13% , 3/15/55 1,166
32,802
Total Corporate Bond (Cost - $364,484)
348,850
Foreign Government (0%
)
1,885,000 Corp. Financiera de Desarrollo SA 144A, 2.40%,
9/28/27 (a)
(Cost - $1,883) 1,790
Mortgage Backed (6%
)
1,300,000 AREIT Ltd. 2025-CRE10 144A , ( 1 mo. Term
Secured Overnight Financing Rate + 1.388% ) ,
5.73% , 12/17/29 (a) (b) 1,299
1,072,101 AREIT Ltd. 2024-CRE9 144A , ( 1 mo. Term
Secured Overnight Financing Rate + 1.686% ) ,
6.03% , 5/17/41 (a) (b) 1,072
Principal
or Shares Security Description
Value
(000)
1,379,319 BX Commercial Mortgage Trust 2024-XL5
144A , ( 1 mo. Term Secured Overnight Financing
Rate + 1.392% ) , 5.73% , 3/15/41 (a) (b) $ 1,384
1,064,581 BX Commercial Mortgage Trust 2024-MDHS
144A , ( 1 mo. Term Secured Overnight Financing
Rate + 1.641% ) , 5.98% , 5/15/41 (a) (b) 1,069
1,325,000 BX Trust 2024-VLT4 144A , ( 1 mo. Term
Secured Overnight Financing Rate + 1.491% ) ,
5.83% , 7/15/29 (a) (b) 1,327
900,000 BX Trust 2023-DELC 144A , ( 1 mo. Term
Secured Overnight Financing Rate + 2.690% ) ,
7.03% , 5/15/38 (a) (b) 907
2,000,000 COMM Mortgage Trust 2025-SBX 144A ,
5.43% , 8/10/41 (a) (f) 1,999
1,345,000 Connecticut Avenue Securities Trust 2022-
R02 144A , ( U.S. Secured Overnight Financing
Rate Index 30day Average + 4.500% ) , 8.85% ,
1/25/42 (a) (b) 1,404
781,375 Connecticut Avenue Securities Trust 2024-
R03 144A , ( U.S. Secured Overnight Financing
Rate Index 30day Average + 1.150% ) , 5.50% ,
3/25/44 (a) (b) 783
1,350,000 CSTL Commercial Mortgage Trust 2024-GATE
144A , 4.76% , 11/10/41 (a) (f) 1,341
1,400,000 Durst Commercial Mortgage Trust 2025-151
144A , 0.00% , 8/01/42 (g) 1,400
1,569,642 Extended Stay America Trust 2021-ESH 144A ,
( 1 mo. Term Secured Overnight Financing Rate
+ 1.814% ) , 6.16% , 7/15/38 (a) (b) 1,573
1,700,000 MF1 2024-FL16 144A , ( 1 mo. Term Secured
Overnight Financing Rate + 1.541% ) , 5.89% ,
11/18/39 (a) (b) 1,706
217,789 MHC Commercial Mortgage Trust 2021-MHC
144A , ( 1 mo. Term Secured Overnight Financing
Rate + 0.915% ) , 5.26% , 4/15/38 (a) (b) 218
1,500,000 NXPT Commercial Mortgage Trust 2024-STOR
144A , 4.31% , 11/05/41 (a) (f) 1,470
1,141,745 OBX Trust 2025-NQM7 144A , 5.56% ,
5/25/55 (a) 1,145
942,801 OBX Trust 2024-NQM14 144A , 4.94% ,
9/25/64 (a) 936
1,655,000 PFP Ltd. 2025-12 144A , ( 1 mo. Term Secured
Overnight Financing Rate + 1.489% ) , 5.84% ,
12/18/42 (a) (b) 1,659
970,223 Verus Securitization Trust 2025-5 144A , 5.43% ,
6/25/70 (a) 971
Total Mortgage Backed (Cost - $23,620)
23,663
Municipal (0%
)
1,050,000 Michigan Finance Authority D, 5.02%, 11/01/43
(Cost - $1,050) 969
Investment Company (5%
)
13,316,757 Payden Cash Reserves Money Market Fund* 13,317
589,623 Payden Emerging Market Corporate Bond Fund,
SI Class* 5,171
Total Investment Company (Cost - $18,306)
18,488
Total Investments (Cost - $418,864) (102%)
403,060
Liabilities in excess of Other Assets (-2%)
(8,816)
Net Assets (100%) $ 394,244
* Affiliated investment.

Payden Mutual Funds
Payden Corporate Bond Fund
continued
(a) Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of
1933. It has been deemed liquid under guidelines approved by the Board.
(b) Floating rate security. The rate shown reflects the rate in effect at July 31,
2025.
(c) Floating rate security. The rate shown reflects the rate in effect at July 31,
2025. The stated maturity is subject to prepayments.
(d) All or a portion of these securities are on loan. At July 31, 2025, the total market value of the Fund’s securities on loan is $10,411 and the total market value of the collateral held by the Fund is $10,808. Amounts in 000s.
(e) Perpetual security with no stated maturity date.
(f) Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(g) Yield to maturity at time of purchase.
Open Futures Contracts
Contract Type
Number of
Contracts
Expiration
Date
Notional
Amount
(000s)
Current
Value
(000s)
Unrealized
Appreciation
(Depreciation)
(000s)
Long Contracts:
U.S. Long Bond Future 82 Sep-25 $ 9,363 $ 272 $ 272
U.S. Treasury 10-Year Note Future 36 Sep-25 3,998 50 50
U.S. Treasury 2-Year Note Future 96 Sep-25 19,871 (20) (20)
U.S. Treasury 5-Year Note Future 166 Sep-25 17,957 76 76
a a

Short Contracts:
U.S. 10-Year Ultra Future 50 Sep-25 (5,654) (68) (68)
U.S. Ultra Bond Future 76 Sep-25 (8,916) (247) (247)
a a
(315)
Total Futures
$63